Note 2 - Investments - Net Investment Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Gross investment income (loss)	$ 22,460,262	$ 22,269,298
Investment Expenses	1,052,030	1,031,985
Net investment income	21,408,232	21,237,313
Fixed Maturities [Member]
Gross investment income (loss)	18,135,421	18,296,411
Equity Securities [Member]
Gross investment income (loss)	316,238	295,368
Mortgages [Member]
Gross investment income (loss)	2,654,165	2,316,721
Policy Loans [Member]
Gross investment income (loss)	481,912	494,299
State-guaranteed Receivables [Member]
Gross investment income (loss)	661,309	545,120
Convertible Debt Securities [Member]
Gross investment income (loss)	(9,850)	102,342
Other Long-term Investments [Member]
Gross investment income (loss)	$ 221,067	$ 219,037